GuideMark® Small/Mid Cap Core Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of Shares		Value
	COMMON STOCKS - 89.02%
	Aerospace & Defense - 0.69%
1,220	AAR Corp. (a)	$47,617
938	Axon Enterprise, Inc. (a)	147,266
283	Curtiss-Wright Corp.	39,244
456	Hexcel Corp. (a)	23,621
2,183	Howmet Aerospace, Inc.	69,485
444	Huntington Ingalls Industries, Inc.	82,912
411	Moog, Inc. - Class A	33,279
3,575	PAE, Inc. (a)	35,500
908	Parsons Corp. (a)(b)	30,554
2,740	Textron, Inc.	211,528
1,721	Triumph Group, Inc. (a)	31,890
613	Vectrus, Inc. (a)	28,057
2,033	Virgin Galactic Holdings, Inc. (a)	27,201
		808,154
	Air Freight & Logistics - 0.33%
930	Atlas Air Worldwide Holdings, Inc. (a)	87,532
334	Forward Air Corp.	40,444
978	GXO Logistics, Inc. (a)	88,832
466	Hub Group, Inc. - Class A (a)	39,256
8,035	Radiant Logistics, Inc. (a)	58,575
978	XPO Logistics, Inc. (a)	75,726
		390,365
	Airlines - 0.21%
889	Alaska Air Group, Inc. (a)	46,317
135	Allegiant Travel Co. (a)	25,250
2,350	American Airlines Group, Inc. (a)	42,206
1,693	Hawaiian Holdings, Inc. (a)	31,100
3,236	JetBlue Airways Corp. (a)	46,081
4,708	Mesa Air Group, Inc. (a)	26,365
750	SkyWest, Inc. (a)	29,475
		246,794
	Auto Components - 0.79%
1,357	Adient Plc - ADR (a)	64,973
3,589	American Axle & Manufacturing Holdings, Inc. (a)	33,485
2,430	BorgWarner, Inc.	109,520
1,536	Dana, Inc. (b)	35,052
404	Dorman Products, Inc. (a)	45,656
381	Fox Factory Holding Corp. (a)(b)	64,808
2,520	Gentex Corp.	87,822
464	Gentherm, Inc. (a)	40,322
4,193	Goodyear Tire & Rubber Co. (a)	89,395
258	LCI Industries (b)	40,214
513	Lear Corp. (b)	93,853
2,834	Modine Manufacturing Co. (a)	28,595
1,343	Motorcar Parts of America, Inc. (a)	22,925
894	Standard Motor Products, Inc.	46,837
1,319	Stoneridge, Inc. (a)(b)	26,037
2,166	Tenneco, Inc. - Class A (a)	24,476
1,020	XPEL, Inc. (a)(b)	69,646
		923,616
	Automobiles - 0.17%
1,852	Harley-Davidson, Inc.	69,802
722	Thor Industries, Inc. (b)	74,922
674	Winnebago Industries, Inc. (b)	50,496
		195,220
	Banks - 5.37%
624	Amerant Bancorp, Inc.	21,559
1,128	Ameris Bancorp (b)	56,039
1,911	Associated Banc-Corp. (b)	43,170
1,147	Atlantic Capital Bancshares, Inc. (a)	32,999
693	Atlantic Union Bankshares Corp.	25,842
2,010	Banco Latinoamericano de Comercio Exterior SA - Class E - ADR	33,366
3,049	Bancorp, Inc. (a)(b)	77,170
455	Bank of Hawaii Corp.	38,111
1,310	Bank OZK	60,954
779	BankUnited, Inc. (b)	32,960
3,152	Blue Ridge Bankshares Inc.	56,421
306	BOK Financial Corp.	32,280
993	Business First Bancshares, Inc.	28,112
943	Byline Bancorp, Inc.	25,791
2,799	Cadence Bank	83,382
261	Cambridge Bancorp	24,427
481	Camden National Corp.	23,165
1,993	Capital Bancorp, Inc.	52,217
1,616	Capstar Financial Holdings, Inc.	33,985
810	Cathay General Bancorp	34,822
815	Central Pacific Financial Corp.	22,959
674	CIT Group, Inc.	34,603
340	City Holding Co.	27,809
933	Civista Bancshares, Inc.	22,765
934	CNB Financial Corp.	24,751
1,036	Coastal Financial Corp. (a)	52,442
2,117	Comerica, Inc.	184,179
1,242	Commerce Bancshares, Inc. (b)	85,375
304	Community Bank Systems, Inc.	22,642
767	ConnectOne Bancorp, Inc.	25,089
432	Cullen Frost Bankers, Inc.	54,462
1,558	Customers Bancorp, Inc. (a)	101,846
684	Dime Community Bancshares, Inc.	24,049
579	Eagle Bancorp, Inc.	33,779
1,796	East West Bancorp, Inc.	141,309
1,635	Eastern Bankshares, Inc.	32,978
675	Enterprise Bancorp, Inc.	30,321
1,168	Enterprise Financial Services Corp.	55,001
1,035	Equity Bancshares, Inc. - Class A	35,118
2,369	F.N.B. Corp. (b)	28,736
528	FB Financial Corp.	23,137
1,462	Financial Institutions, Inc.	46,492
785	First Bancorp (North Carolina) (b)	35,890
2,103	First BanCorp (Puerto Rico) - ADR	28,979
854	First Bancshares, Inc.	32,981
2,391	First Bank	34,693
844	First Busey Corp.	22,889
105	First Citizens BancShares, Inc. - Class A (b)	87,133
2,384	First Commonwealth Financial Corp.	38,359
676	First Community Bancshares, Inc.	22,592
1,027	First Financial Bancorp. (b)	25,038
1,365	First Financial Bankshares, Inc. (b)	69,397
792	First Financial Corp.	35,870
902	First Foundation, Inc.	22,424
1,211	First Hawaiian, Inc.	33,097
7,394	First Horizon National Corp.	120,744
1,030	First Internet Bancorp	48,451
1,225	First Midwest Bancorp, Inc.	25,088
1,790	Fulton Financial Corp. (b)	30,430
571	German American Bancorp, Inc.	22,258
1,277	Glacier Bancorp, Inc. (b)	72,406
948	Hancock Whitney Corp.	47,419
1,688	Hanmi Financial Corp.	39,972
2,308	HarborOne Bancorp, Inc.	34,251
1,650	HBT Financial, Inc.	30,905
682	Heartland Financial U.S.A., Inc.	34,516
1,809	Hilltop Holdings, Inc. (b)	63,568
932	Home BancShares, Inc.	22,694
1,149	HomeTrust Bancshares, Inc.	35,596
3,219	Hope Bancorp, Inc.	47,352
1,337	Independent Bank Corp.	31,914
412	Independent Bank Group, Inc.	29,726
3,629	Investors Bancorp, Inc.	54,979
1,211	Lakeland Bancorp, Inc.	22,997
400	Lakeland Financial Corp. (b)	32,056
876	Live Oak Bancshares, Inc.	76,466
1,080	Mercantile Bank Corp.	37,832
1,438	Metrocity Bankshares, Inc.	39,588
348	Metropolitan Bank Holding Corp. (a)	37,072
822	Mid Penn Bancorp, Inc.	26,090
1,269	Midland States Bancorp, Inc.	31,459
692	MidWestOne Financial Group, Inc.	22,400
971	MVB Financial Corp.	40,316
519	National Bank Holdings Corp. - Class A	22,805
328	Nicolet Bankshares, Inc. (a)	28,126
924	Northrim BanCorp, Inc.	40,157
1,437	OFG Bancorp - ADR	38,167
1,437	Old National Bancorp (b)	26,038
1,813	Old Second Bancorp, Inc.	22,826
716	Origin Bancorp, Inc.	30,731
1,386	Orrstown Financial Services, Inc.	34,927
673	Pacific Premier Bancorp, Inc.	26,940
1,673	PacWest Bancorp	75,569
229	Park National Corp.	31,444
671	Peapack Gladstone Financial Corp.	23,753
742	Pinnacle Financial Partners, Inc. (b)	70,861
1,178	Popular, Inc. - ADR	96,643
551	Preferred Bank (b)	39,556
700	Prosperity Bancshares, Inc.	50,610
409	QCR Holdings, Inc.	22,904
1,313	RBB Bancorp	34,401
1,167	Reliant Bancorp, Inc.	41,429
435	Republic Bancorp, Inc. - Class A	22,115
6,556	Republic First Bancorp, Inc. (a)	24,388
695	Sandy Spring Bancorp, Inc. (b)	33,416
838	ServisFirst Bancshares, Inc.	71,180
634	Signature Bank	205,080
307	Silvergate Capital Corp. - Class A (a)	45,497
919	Simmons First National Corp. - Class A (b)	27,184
865	SmartFinancial, Inc.	23,666
1,398	South Plains Financial, Inc.	38,878
515	South State Corp.	41,257
631	Southern First Bancshares, Inc. (a)	39,431
547	Southside Bancshares, Inc.	22,876
941	Spirit of Texas Bancshares, Inc.	27,082
1,393	Sterling Bancorp	35,925
549	Stock Yards Bancorp, Inc.	35,070
941	Summit Financial Group, Inc.	25,830
2,082	Synovus Financial Corp.	99,665
496	Texas Capital Bancshares, Inc. (a)	29,884
1,000	The Bank of N.T. Butterfield & Son, Ltd. - ADR	38,110
1,049	TowneBank	33,138
1,271	TriState Capital Holdings, Inc. (a)	38,460
500	Triumph Bancorp, Inc. (a)	59,540
1,050	Trustmark Corp. (b)	34,083
563	UMB Financial Corp.	59,740
3,842	Umpqua Holdings Corp.	73,920
792	United Bankshares, Inc.	28,734
1,146	United Community Banks, Inc. (b)	41,187
1,224	Univest Corp. of Pennsylvania	36,622
3,562	Valley National Bancorp	48,978
909	Veritex Holdings, Inc.	36,160
527	Washington Trust Bancorp, Inc.	29,707
976	Webster Financial Corp. (b)	54,500
1,440	WesBanco, Inc.	50,386
901	West Bancorporation, Inc.	27,994
1,599	Western Alliance Bancorp	172,132
737	Wintrust Financial Corp.	66,934
2,460	Zions Bancorporation	155,374
		6,266,511
	Beverages - 0.49%
171	Boston Beer Co., Inc. - Class A (a)(b)	86,372
1,979	Celsius Holdings, Inc. (a)(b)	147,574
252	Coca-Cola Consolidated, Inc.	156,036
478	MGP Ingredients, Inc.	40,625
1,104	National Beverage Corp.	50,044
29,664	NewAge, Inc. (a)	30,554
3,800	Primo Water Corp. - ADR	66,994
		578,199
	Biotechnology - 2.67%
2,238	ACADIA Pharmaceuticals, Inc. (a)	52,235
4,854	Achillion Pharmaceuticals, Inc. (a)(c)(d)(f)	2,233
1,181	Aduro Biotech, Inc. (a)(c)(d)(f)	–
2,373	Alector, Inc. (a)	49,002
4,144	Alkermes Plc - ADR (a)	96,389
912	AnaptysBio, Inc. (a)	31,692
1,661	ANAVEX LIFE SCIENCES Corp. (a)	28,802
515	Apellis Pharmaceuticals, Inc. (a)	24,349
346	Arrowhead Pharmaceuticals, Inc. (a)	22,940
2,170	Avid Bioservices, Inc. (a)	63,321
2,265	BioCryst Pharmaceuticals, Inc. (a)(b)	31,370
395	Biohaven Pharmaceutical Holding Co., Ltd. - ADR (a)	54,435
1,158	Bridgebio Pharma, Inc. (a)(b)	19,315
620	CareDx, Inc. (a)(b)	28,198
768	Cassava Sciences, Inc. (a)(b)	33,562
18,646	Catalyst Pharmaceuticals, Inc. (a)	126,233
613	Celldex Therapeutics, Inc. (a)	23,686
4,694	Coherus Biosciences, Inc. (a)(b)	74,916
866	Crinetics Pharmaceuticals, Inc. (a)	24,603
653	Cytokinetics, Inc. (a)(b)	29,764
1,254	Denali Therapeutics, Inc. (a)	55,928
2,994	Dynavax Technologies Corp. (a)(b)	42,126
2,573	Eagle Pharmaceuticals, Inc. (a)	131,017
1,928	Emergent BioSolutions, Inc. (a)(b)	83,810
277	Enanta Pharmaceuticals, Inc. (a)(b)	20,714
6,936	Exelixis, Inc. (a)	126,790
1,156	Halozyme Therapeutics, Inc. (a)(b)	46,483
2,172	Ideaya Biosciences, Inc. (a)	51,346
627	Intellia Therapeutics, Inc. (a)(b)	74,137
6,114	Ironwood Pharmaceuticals, Inc. - Class A (a)(b)	71,289
1,340	iTeos Therapeutics, Inc. (a)	62,390
3,439	Karyopharm Therapeutics, Inc. (a)	22,113
1,484	Kezar Life Sciences, Inc. (a)	24,813
7,439	MannKind Corp. (a)	32,508
9,953	MiMedx Group, Inc. (a)	60,116
1,419	Myriad Genetics, Inc. (a)	39,164
713	Neurocrine Biosciences, Inc. (a)	60,726
551	Novavax, Inc. (a)(b)	78,832
20,079	OPKO Health, Inc. (a)(b)	96,580
5,882	Organogenesis Holdings, Inc. (a)(b)	54,350
738	Protagonist Therapeutics, Inc. (a)	25,240
1,147	Prothena Corp Plc - ADR (a)	56,662
28,647	Puma Biotechnology, Inc. (a)	87,087
5,138	Radius Health, Inc. (a)	35,555
379	Repligen Corp. (a)	100,374
2,476	Sage Therapeutics, Inc. (a)	105,329
2,564	Seres Therapeutics, Inc. (a)	21,358
6,964	Stereotaxis, Inc. (a)	43,177
13,253	Surface Oncology, Inc. (a)	63,349
1,170	United Therapeutics Corp. (a)	252,814
6,125	Vanda Pharmaceuticals, Inc. (a)	96,101
2,767	Vericel Corp. (a)(b)	108,743
431	Vir Biotechnology, Inc. (a)(b)	18,046
1,235	XOMA Corp. (a)	25,750
300	Zentalis Pharmaceuticals, Inc. (a)	25,218
		3,117,080
	Building Products - 1.98%
1,860	A. O. Smith Corp. - Class A	159,681
727	AAON, Inc.	57,746
599	Advanced Drainage Systems, Inc.	81,542
1,101	Allegion Plc - ADR	145,816
555	American Woodmark Corp. (a)	36,186
1,160	Apogee Enterprises, Inc.	55,854
216	Armstrong World Industries, Inc.	25,082
3,987	Builders FirstSource, Inc. (a)	341,726
2,905	Cornerstone Building Brands, Inc. (a)	50,663
224	CSW Industrials, Inc.	27,073
1,905	Fortune Brands Home & Security, Inc.	203,644
1,017	Griffon Corp.	28,964
765	Insteel Industries, Inc.	30,455
1,681	JELD-WEN Holding, Inc. (a)	44,311
473	Lennox International, Inc.	153,422
353	Masonite International Corp. - ADR (a)	41,636
1,261	Owens Corning, Inc.	114,121
485	Patrick Industries, Inc.	39,135
1,608	PGT Innovations, Inc. (a)	36,164
1,328	Quanex Building Products Corp. (b)	32,908
2,310	Resideo Technologies, Inc. (a)	60,129
749	Simpson Manufacturing Co., Inc.	104,163
1,851	Trex Co., Inc. (a)	249,941
1,518	UFP Industries, Inc.	139,671
1,441	Zurn Water Solutions Corp.	52,452
		2,312,485
	Capital Markets - 3.04%
676	Affiliated Managers Group, Inc.	111,209
1,967	Ares Management Corp. - Class A	159,858
1,629	Artisan Partners Asset Management, Inc. - Class A	77,606
1,348	B. Riley Financial, Inc. (b)	119,783
4,399	Brightsphere Investment Group, Inc.	112,614
1,140	Cboe Global Markets, Inc.	148,656
733	Cohen & Steers, Inc.	67,810
2,109	Cowen Group, Inc. - Class A (b)	76,135
277	Diamond Hill Investment Group, Inc.	53,802
1,614	Donnelley Financial Solutions, Inc. (a)	76,084
920	Evercore, Inc. - Class A	124,982
467	FactSet Research Systems, Inc.	226,967
1,946	Federated Investors, Inc. - Class B (b)	73,131
681	Focus Financial Partners, Inc. - Class A (a)(b)	40,669
2,298	GAMCO Investors, Inc. - Class A	57,404
3,058	Greenhill & Co., Inc.	54,830
859	Hamilton Lane, Inc. - Class A	89,010
992	Houlihan Lokey, Inc.	102,692
4,225	Invesco, Ltd. - ADR	97,260
2,781	Janus Henderson Group Plc - ADR	116,635
2,114	Lazard, Ltd. - Class A - ADR	92,234
1,383	LPL Financial Holdings, Inc.	221,404
1,726	Moelis & Co. - Class A	107,892
478	Morningstar, Inc.	163,471
2,095	Open Lending Corp. - Class A (a)	47,096
1,125	Oppenheimer Holdings, Inc. - Class A	52,166
324	Piper Jaffray Cos.	57,837
874	PJT Partners, Inc. - Class A	64,755
3,100	Pzena Investment Management, Inc. - Class A	29,357
1,551	SEI Investments Co.	94,518
1,471	StepStone Group, Inc. - Class A	61,149
1,784	Stifel Financial Corp. (b)	125,629
828	StoneX Group, Inc. (a)	50,715
3,166	The Carlyle Group, Inc.	173,813
2,062	Valhi, Inc.	59,282
3,300	Virtu Financial, Inc. - Class A	95,139
241	Virtus Investment Partners, Inc.	71,601
		3,555,195
	Chemicals - 1.65%
1,374	AdvanSix, Inc.	64,922
1,607	American Vanguard Corp.	26,339
679	Ashland Global Holdings, Inc.	73,101
799	Avient Corp.	44,704
1,344	Axalta Coating Systems, Ltd. - ADR (a)	44,513
229	Balchem Corp.	38,609
565	Cabot Corp.	31,753
2,409	CF Industries Holdings, Inc.	170,509
2,575	Element Solutions, Inc.	62,521
580	H.B. Fuller Co.	46,980
948	Hawkins, Inc.	37,399
1,045	Huntsman Corp.	36,450
461	Ingevity Corp. (a)	33,054
341	Innospec, Inc.	30,806
1,373	Intrepid Potash, Inc. (a)	58,668
1,084	Koppers Holdings, Inc. (a)	33,929
1,489	Kraton Corp. (a)	68,971
2,242	Livent Corp. (a)(b)	54,660
460	Minerals Technologies, Inc.	33,649
81	NewMarket Corp.	27,760
1,964	Olin Corp.	112,969
4,682	Rayonier Advanced Materials, Inc. (a)	26,734
1,698	RPM International, Inc.	171,498
298	Sensient Technologies Corp. (b)	29,818
1,979	The Chemours Co. (b)	66,415
4,396	The Mosaic Co.	172,719
515	The Scotts Miracle-Gro Co. - Class A (b)	82,915
783	Trinseo Plc - ADR	41,076
2,871	Tronox Holdings Plc - Class A - ADR	68,990
2,407	Valvoline, Inc.	89,757
504	Westlake Chemical Corp.	48,954
		1,931,142
	Commercial Services & Supplies - 1.28%
835	ABM Industries, Inc.	34,110
4,135	ACCO Brands Corp.	34,155
3,855	ADT, Inc. (b)	32,421
1,147	Avery Dennison Corp.	248,406
2,399	BrightView Holdings, Inc. (a)	33,778
422	Casella Waste Systems, Inc. - Class A (a)	36,047
470	Cimpress Plc - ADR (a)	33,657
538	Clean Harbors, Inc. (a)	53,676
896	Comfort Systems USA, Inc. (b)	88,650
1,550	Deluxe Corp. (b)	49,771
1,097	Heritage-Crystal Clean, Inc. (a)	35,126
2,274	Herman Miller, Inc. (b)	89,118
1,519	HNI Corp. (b)	63,874
783	IAA, Inc. (a)(b)	39,635
3,635	Interface, Inc.	57,978
2,205	KAR Auction Services, Inc. (a)(b)	34,442
4,551	Kimball International, Inc. - Class B	46,557
290	McGrath RentCorp	23,275
435	Montrose Environmental Group, Inc. (a)	30,672
476	MSA Safety, Inc. (b)	71,857
3,990	NL Industries, Inc.	29,526
5,960	Pitney Bowes, Inc.	39,515
5,930	RR Donnelley & Sons Co. (a)	66,772
2,956	Steelcase, Inc. - Class A	34,644
500	Stericycle, Inc. (a)(b)	29,820
500	Tetra Tech, Inc.	84,900
720	The Brinks Co. (b)	47,210
733	US Ecology, Inc. (a)	23,412
		1,493,004
	Communications Equipment - 1.59%
1,732	ADTRAN, Inc.	39,542
922	Aviat Networks, Inc. (a)	29,578
2,860	Calix, Inc. (a)	228,714
2,972	Cambium Networks Corp. - ADR (a)	76,172
6,414	Casa Systems, Inc. (a)	36,367
2,543	Ciena Corp. (a)	195,735
1,147	Clearfield, Inc. (a)	96,830
2,581	CommScope Holding Co., Inc. (a)	28,494
931	Comtech Telecommunications Corp.	22,055
1,468	Digi International, Inc. (a)(b)	36,069
2,317	DZS, Inc. (a)	37,582
1,247	EchoStar Corp. - Class A (a)(b)	32,858
11,381	Extreme Networks, Inc. (a)	178,682
808	F5 Networks, Inc. (a)(b)	197,726
3,420	Harmonic, Inc. (a)(b)	40,219
5,513	Inseego Corp. (a)(b)	32,141
4,915	Juniper Networks, Inc.	175,515
3,553	KVH Industries, Inc. (a)	32,652
734	Lumentum Holdings, Inc. (a)(b)	77,635
1,293	NETGEAR, Inc. (a)	37,768
1,520	NetScout Systems, Inc. (a)	50,282
1,522	Plantronics, Inc. (a)	44,655
10,376	Ribbon Communications, Inc. (a)	62,775
492	ViaSat, Inc. (a)(b)	21,914
2,605	Viavi Solutions, Inc. (a)	45,900
		1,857,860
	Computers & Peripherals - 0.02%
2,670	Diebold Nixdorf, Inc. (a)(b)	24,164
		24,164
	Construction & Engineering - 1.37%
1,904	AECOM	147,274
614	Ameresco, Inc. (a)	50,004
2,526	API Group Corp. (a)	65,095
660	Arcosa, Inc.	34,782
627	Argan, Inc.	24,259
5,183	Concrete Pumping Holdings, Inc. (a)	42,501
1,006	Construction Partners, Inc. - Class A (a)	29,587
504	Dycom Industries, Inc. (a)	47,255
930	EMCOR Group, Inc.	118,473
1,356	Fluor Corp. (a)(b)	33,588
1,044	Granite Construction, Inc. (b)	40,403
1,189	IES Holdings, Inc. (a)	60,211
1,371	Jacobs Engineering Group, Inc.	190,884
1,567	KBR, Inc. (b)	74,621
909	MasTec, Inc. (a)	83,883
559	MYR Group, Inc. (a)(b)	61,797
1,083	Northwest Pipe Co. (a)	34,439
500	NV5 Global, Inc. (a)	69,060
1,601	Primoris Services Corp.	38,392
1,717	Quanta Services, Inc.	196,871
1,820	Sterling Construction Co., Inc. (a)	47,866
2,661	WillScot Mobile Mini Holdings Corp. (a)	108,675
		1,599,920
	Construction Materials - 0.19%
426	Eagle Materials, Inc.	70,912
2,510	Forterra, Inc. (a)	59,688
1,604	Summit Materials, Inc. - Class A (a)	64,384
233	United States Lime & Minerals, Inc.	30,062
		225,046
	Consumer Finance - 1.10%
2,036	Atlanticus Holdings Corp. (a)	145,207
203	Credit Acceptance Corp. (a)(b)	139,599
4,960	Curo Group Holdings Corp.	79,409
2,599	Enova International, Inc. (a)	106,455
3,102	EZCORP, Inc. - Class A (a)	22,862
395	FirstCash Holdings, Inc.	29,550
1,143	LendingClub Corp. (a)	27,638
6,122	Navient Corp.	129,909
651	Nelnet, Inc. - Class A	63,590
2,522	OneMain Holdings, Inc.	126,201
1,079	Oportun Financial Corp. (a)	21,850
648	PRA Group, Inc. (a)(b)	32,536
1,224	PROG Holdings, Inc. (a)	55,214
1,248	Regional Management Corp.	71,710
2,347	Santander Consumer USA Holdings, Inc.	98,621
5,225	SLM Corp.	102,776
173	Upstart Holdings, Inc. (a)(b)	26,175
		1,279,302
	Containers & Packaging - 0.81%
561	AptarGroup, Inc.	68,711
1,281	Ardagh Group SA - ADR (f)	28,919
1,518	Berry Plastics Group, Inc. (a)	111,998
1,343	Crown Holdings, Inc.	148,563
1,754	Graphic Packaging Holding Co.	34,203
696	Greif, Inc. - Class A (b)	42,017
436	Greif, Inc. - Class B	26,064
2,215	Myers Industries, Inc.	44,322
2,396	O-I Glass, Inc. (a)	28,824
883	Packaging Corp. of America	120,220
1,954	Ranpak Holdings Corp. (a)	73,431
1,744	Sealed Air Corp.	117,668
990	Silgan Holdings, Inc.	42,412
538	Sonoco Products Co. (b)	31,145
338	UFP Technologies, Inc. (a)	23,748
		942,245
	Distributors - 0.07%
2,813	Funko, Inc. (a)	52,884
3,293	VOXX International Corp. (a)	33,490
		86,374
	Diversified Consumer Services - 1.09%
1,613	Adtalem Global Education, Inc. (a)(b)	47,680
2,218	American Public Education, Inc. (a)	49,351
1,319	Carriage Services, Inc. (b)	84,996
794	Franchise Group, Inc. (b)	41,415
1,340	frontdoor, Inc. (a)	49,111
112	Graham Holdings Co. - Class B (b)	70,541
410	Grand Canyon Education, Inc. (a)	35,141
4,655	H&R Block, Inc.	109,672
1,493	Hillenbrand, Inc.	77,621
11,421	Houghton Mifflin Harcourt Co. (a)(b)	183,878
3,845	Laureate Education, Inc. - Class A	47,063
841	Matthews International Corp. - Class A	30,840
8,341	Perdoceo Education Corp. (a)(b)	98,090
1,753	Service Corp. International	124,445
523	Strategic Education, Inc. (b)	30,250
2,317	Stride, Inc. (a)(b)	77,226
2,149	The Beauty Health Co. (a)	51,920
1,280	Udemy, Inc. (a)(b)	25,011
2,705	WW International, Inc. (a)	43,632
		1,277,883
	Diversified Financial Services - 0.64%
1,609	Alerus Financial Corp.	47,112
1,434	A-Mark Precious Metals, Inc.	87,617
1,942	Cannae Holdings, Inc. (a)	68,261
1,704	Douglas Elliman, Inc. (a)	19,590
1,122	Encore Capital Group, Inc. (a)	69,688
4,221	Jefferies Financial Group, Inc.	163,775
1,915	Marlin Business Services Corp.	44,581
1,560	Primis Financial Corp.	23,462
2,105	Voya Financial, Inc. (b)	139,583
361	World Acceptance Corp. (a)(b)	88,600
		752,269
	Diversified Telecommunication Services - 0.41%
558	Cogent Communications Holdings, Inc.	40,834
3,839	Consolidated Communications Holdings, Inc. (a)	28,716
3,834	IDT Corp. - Class B (a)	169,309
3,341	Ooma, Inc. (a)	68,290
2,059	Radius Global Infrastructure, Inc. (a)	33,150
6,705	Vonage Holdings Corp. (a)	139,397
		479,696
	Electric Utilities - 0.41%
347	ALLETE, Inc.	23,024
1,390	Hawaiian Electric Industries, Inc.	57,685
598	IDACORP, Inc.	67,759
415	MGE Energy, Inc.	34,134
1,232	OGE Energy Corp.	47,284
819	Pinnacle West Capital Corp.	57,813
635	PNM Resources, Inc.	28,962
1,045	Portland General Electric Co.	55,301
485	Unitil Corp.	22,305
7,364	Via Renewables, Inc.	84,171
		478,438
	Electrical Equipment - 1.56%
677	Acuity Brands, Inc.	143,335
765	Allied Motion Technologies, Inc.	27,915
1,203	Atkore International Group, Inc. (a)	133,762
627	AZZ, Inc.	34,667
4,498	Babcock & Wilcox Enterprises, Inc. (a)(b)	40,572
648	Belden, Inc.	42,593
926	Brady Corp. - Class A	49,911
1,227	ChargePoint Holdings, Inc. (a)	23,374
609	Encore Wire Corp.	87,148
327	EnerSys	25,853
1,498	Enphase Energy, Inc. (a)	274,044
656	Franklin Electric Co., Inc.	62,031
5,292	GrafTech International, Ltd.	62,604
582	Hubbell, Inc.	121,213
795	II-VI, Inc. (a)(b)	54,322
1,728	nVent Electric Plc - ADR	65,664
2,562	Plug Power, Inc. (a)(b)	72,325
550	Preformed Line Products Co.	35,585
705	Regal Beloit Corp. (b)	119,977
1,292	Sensata Technologies Holding Plc - ADR (a)	79,704
1,371	Thermon Group Holdings, Inc. (a)	23,211
3,688	Vertiv Holdings Co.	92,089
849	Vicor Corp. (a)(b)	107,806
362	Woodward Governor Co. (b)	39,625
		1,819,330
	Electronic Equipment, Instruments & Components - 1.66%
1,052	Arrow Electronics, Inc. (a)	141,252
1,197	Avnet, Inc.	49,352
1,066	Benchmark Electronics, Inc.	28,889
1,665	Cognex Corp.	129,470
251	Coherent, Inc. (a)	66,902
1,302	CTS Corp.	47,810
5,489	Daktronics, Inc. (a)	27,720
1,199	Dolby Laboratories, Inc. - Class A	114,169
549	Fabrinet - ADR (a)	65,040
394	FARO Technologies, Inc. (a)	27,588
2,471	Identiv, Inc. (a)	69,534
832	Insight Enterprises, Inc. (a)(b)	88,691
409	Itron, Inc. (a)	28,025
1,669	Jabil, Inc.	117,414
1,595	Kimball Electronics, Inc. (a)	34,707
1,326	Knowles Corp. (a)	30,962
107	Littelfuse, Inc.	33,671
4,507	Luna Innovations, Inc. (a)	38,039
788	Methode Electronics, Inc. (b)	38,746
1,714	Napco Security Technologies, Inc. (a)	85,666
2,025	National Instruments Corp.	88,432
501	Novanta, Inc. - ADR (a)	88,341
244	OSI Systems, Inc. (a)	22,741
926	PC Connection, Inc.	39,938
272	Plexus Corp. (a)	26,082
166	Rogers Corp. (a)	45,318
1,129	Sanmina Corp. (a)	46,808
1,282	ScanSource, Inc. (a)	44,973
834	SYNNEX Corp.	95,376
2,616	TTM Technologies, Inc. (a)(b)	38,978
227	Universal Display Corp.	37,462
1,753	Vishay Intertechnology, Inc.	38,338
2,028	Vontier Corp.	62,320
		1,938,754
	Energy Equipment & Services - 0.46%
3,136	Archrock, Inc. (b)	23,457
1,209	Aspen Aerogels, Inc. (a)	60,196
1,175	Bristow Group, Inc. (a)(b)	37,212
611	Cactus, Inc. - Class A	23,298
1,730	ChampionX Corp. (a)	34,963
7,316	Helix Energy Solutions Group, Inc. (a)(b)	22,826
346	Nabors Industries Ltd. - ADR (a)	28,057
3,643	National Energy Services Reunited Corp. - ADR (a)(b)	34,426
11,309	Newpark Resources, Inc. (a)	33,249
2,839	NOV, Inc.	38,469
3,036	Oceaneering International, Inc. (a)	34,337
4,821	Oil States International, Inc. (a)	23,960
4,342	Patterson-UTI Energy, Inc.	36,690
4,112	ProPetro Holding Corp. (a)	33,307
9,166	TETRA Technologies, Inc. (a)	26,032
5,080	US Silica Holdings, Inc. (a)	47,752
		538,231
	Entertainment - 0.38%
3,184	AMC Entertainment Holdings, Inc. - Class A (a)(b)	86,605
1,777	Liberty Media Corp. - Liberty Formula One - Class C (a)	112,377
2,092	Lions Gate Entertainment Corp. - Class A - ADR (a)	34,811
1,562	Lions Gate Entertainment Corp. - Class B - ADR (a)	24,039
3,064	Playtika Holding Corp. (a)	52,977
3,797	Skillz, Inc. (a)(b)	28,250
1,270	The Marcus Corp. (a)	22,682
675	World Wrestling Entertainment, Inc. - Class A (b)	33,305
7,616	Zynga, Inc. - Class A (a)	48,742
		443,788
	Food & Staples Retailing - 1.29%
4,512	Albertsons Cos., Inc. - Class A	136,217
2,614	BJ's Wholesale Club Holdings, Inc. (a)	175,060
641	Casey's General Stores, Inc.	126,501
1,065	Grocery Outlet Holding Corp. (a)(b)	30,118
4,122	HF Foods Group, Inc. (a)	34,872
1,257	Ingles Markets, Inc. - Class A	108,529
2,198	Natural Grocers by Vitamin Cottage, Inc.	31,322
3,255	Performance Food Group Co. (a)	149,372
396	PriceSmart, Inc.	28,975
2,993	Rite Aid Corp. (a)(b)	43,967
3,052	SpartanNash Co. (b)	78,620
3,202	Sprouts Farmers Market, Inc. (a)(b)	95,035
1,011	The Andersons, Inc.	39,136
3,654	United Natural Foods, Inc. (a)	179,338
3,862	US Foods Holding Corp. (a)	134,514
2,085	Village Super Market, Inc. - Class A (b)	48,768
1,093	Weis Markets, Inc.	72,007
		1,512,351
	Food Products - 0.90%
976	Bunge, Ltd. - ADR	91,119
1,901	Darling International, Inc. (a)	131,720
4,417	Flowers Foods, Inc.	121,335
1,120	Fresh Del Monte Produce, Inc. - ADR	30,912
2,081	Hostess Brands, Inc. (a)	42,494
813	Ingredion, Inc. (b)	78,568
160	J&J Snack Foods Corp. (b)	25,274
383	John B. Sanfilippo & Son, Inc.	34,531
535	Lamb Weston Holdings, Inc.	33,908
242	Lancaster Colony Corp.	40,075
1,107	Pilgrim's Pride Corp. (a)	31,218
634	Post Holdings, Inc. (a)(b)	71,471
484	Sanderson Farms, Inc. (b)	92,483
912	Seneca Foods Corp. - Class A (a)	43,730
929	Simply Good Foods Co. (a)	38,619
1,004	The Hain Celestial Group, Inc. (a)	42,781
1,238	TreeHouse Foods, Inc. (a)	50,176
1,339	Vital Farms, Inc. (a)	24,182
2,121	Whole Earth Brands, Inc. (a)	22,780
		1,047,376
	Gas Utilities - 0.40%
1,337	Brookfield Infrastructure Corp. - Class A - ADR	91,264
2,615	EQT Corp. (a)(b)	57,033
616	National Fuel Gas Co. (b)	39,387
810	New Jersey Resources Corp. (b)	33,258
931	South Jersey Industries, Inc.	24,318
327	Southwest Gas Holdings, Inc.	22,906
344	Spire, Inc. (b)	22,436
3,752	UGI Corp. (b)	172,254
		462,856
	Health Care Equipment & Supplies - 2.38%
9,359	Accuray, Inc. (a)(b)	44,642
4,890	Alphatec Holdings, Inc. (a)	55,893
1,314	AngioDynamics, Inc. (a)	36,240
1,178	Anika Therapeutics, Inc. (a)	42,208
17,013	Antares Pharma, Inc. (a)	60,736
2,700	Apyx Medical Corp. (a)	34,614
743	AtriCure, Inc. (a)	51,661
709	Avanos Medical, Inc. (a)	24,581
609	Axonics, Inc. (a)(b)	34,104
1,253	Cardiovascular Systems, Inc. (a)	23,531
5,518	Cerus Corp. (a)(b)	37,578
304	CONMED Corp. (b)	43,095
2,317	Cutera, Inc. (a)	95,738
2,291	Envista Holdings Corp. (a)(b)	103,233
1,990	Figs, Inc. (a)(b)	54,844
1,062	Globus Medical, Inc. - Class A (a)	76,676
626	Haemonetics Corp. (a)	33,203
177	ICU Medical, Inc. (a)	42,009
827	Inari Medical, Inc. (a)	75,480
479	Integer Holdings Corp. (a)	40,998
593	Integra LifeSciences Holdings Corp. (a)	39,725
901	iRadimed Corp. (a)	41,635
580	iRhythm Technologies, Inc. (a)	68,260
1,267	Lantheus Holdings, Inc. (a)	36,604
1,238	LeMaitre Vascular, Inc.	62,185
512	LivaNova Plc - ADR (a)	44,764
591	Masimo Corp. (a)	173,033
4,094	Meridian Bioscience, Inc. (a)	83,518
534	Merit Medical Systems, Inc. (a)	33,268
2,595	Natus Medical, Inc. (a)(b)	61,579
556	NuVasive, Inc. (a)(b)	29,179
1,140	Ortho Clinical Diagnostics Holdings Plc - ADR (a)	24,385
2,120	Orthofix Medical, Inc. (a)(b)	65,911
474	Penumbra, Inc. (a)(b)	136,190
1,054	Quidel Corp. (a)	142,279
3,947	Retractable Technologies, Inc. (a)(b)	27,353
2,448	SeaSpine Holdings Corp. (a)	33,342
12,236	Senseonics Holdings, Inc. (a)	32,670
445	Shockwave Medical, Inc. (a)	79,357
1,107	SI-BONE, Inc. (a)	24,587
567	Silk Road Medical, Inc. (a)	24,160
1,258	STAAR Surgical Co. (a)	114,855
721	SurModics, Inc. (a)	34,716
1,301	Tactile Systems Technology, Inc. (a)	24,758
1,260	Tandem Diabetes Care, Inc. (a)	189,655
242	Utah Medical Products, Inc. (a)	24,200
1,344	Vapotherm, Inc. (a)	27,834
1,438	Varex Imaging Corp. (a)(b)	45,369
877	Wright Medical Group NV (a)(c)(d)(f)	–
4,160	Zynex, Inc.	41,475
		2,777,910
	Health Care Providers & Services - 3.43%
1,893	Acadia Healthcare Co., Inc. (a)	114,905
1,393	AdaptHealth Corp. (a)	34,073
435	Addus HomeCare Corp. (a)	40,677
641	Amedisys, Inc. (a)(b)	103,765
1,206	AMN Healthcare Services, Inc. (a)	147,530
518	Apollo Medical Holdings, Inc. (a)(b)	38,063
5,864	Aveanna Healthcare Holdings, Inc. (a)	43,394
7,745	Brookdale Senior Living, Inc. (a)	39,964
234	Chemed Corp.	123,795
4,836	Community Health Systems, Inc. (a)(b)	64,367
356	CorVel Corp. (a)	74,048
2,025	Covetrus, Inc. (a)	40,439
6,467	Cross Country Healthcare, Inc. (a)(b)	179,524
982	Encompass Health Corp.	64,085
1,345	Fulgent Genetics, Inc. (a)(b)	135,294
553	HealthEquity, Inc. (a)	24,465
2,691	Henry Schein, Inc. (a)	208,633
3,300	InfuSystem Holdings, Inc. (a)	56,199
4,114	Innovage Holding Corp. (a)(b)	20,570
437	LHC Group, Inc. (a)	59,969
680	Magellan Health Services, Inc. (a)	64,593
2,348	MEDNAX, Inc. (a)(b)	63,889
491	ModivCare, Inc. (a)(b)	72,810
1,059	Molina Healthcare, Inc. (a)	336,847
707	National HealthCare Corp.	48,034
1,573	National Research Corp. - Class A	65,311
4,046	Ontrak, Inc. (a)	25,449
2,095	Option Care Health, Inc. (a)	59,582
4,302	Owens & Minor, Inc. (b)	187,137
2,306	Patterson Cos., Inc. (b)	67,681
2,034	PerkinElmer, Inc. (b)	408,956
1,671	Premier, Inc. - Class A	68,795
671	Progyny, Inc. (a)(b)	33,785
955	R1 RCM, Inc. (a)	24,343
2,258	RadNet, Inc. (a)	67,988
2,324	Select Medical Holdings Corp.	68,326
3,963	Sharps Compliance Corp. (a)	28,256
1,216	Surgery Partners, Inc. (a)(b)	64,947
1,777	Tenet Healthcare Corp. (a)(b)	145,163
898	The Ensign Group, Inc. (b)	75,396
1,874	The Joint Corp (a)	123,103
3,610	Tivity Health, Inc. (a)(b)	95,448
2,697	Triple-S Management Corp. - Class B - ADR (a)	96,229
196	Trupanion, Inc. (a)	25,878
245	US Physical Therapy, Inc. (b)	23,410
9,936	Viemed Healthcare, Inc. - ADR (a)	51,866
		4,006,981
	Health Care Technology - 0.74%
2,147	Allscripts Healthcare Solutions, Inc. (a)(b)	39,612
40,221	Castlight Health, Inc. - Class B (a)	61,940
3,939	Change Healthcare, Inc. (a)	84,216
1,866	Computer Programs & Systems, Inc. (a)	54,674
5,414	Convey Health Solutions Holdings, Inc. (a)	45,261
1,968	Evolent Health, Inc. - Class A (a)	54,454
1,214	HealthStream, Inc. (a)	32,001
3,414	iCAD, Inc. (a)	24,581
477	Inspire Medical Systems, Inc. (a)	109,739
9,934	Multiplan Corp. (a)	44,008
6,097	NextGen Healthcare, Inc. (a)	108,466
419	Omnicell, Inc. (a)(b)	75,604
775	OptimizeRx Corp. (a)	48,135
503	Phreesia, Inc. (a)	20,955
958	Vocera Communications, Inc. (a)	62,117
		865,763
	Hotels, Restaurants & Leisure - 1.68%
1,237	Aramark	45,583
327	Biglari Holdings, Inc. - Class B (a)	46,620
731	BJ's Restaurants, Inc. (a)	25,256
1,792	Bloomin' Brands, Inc. (a)	37,596
1,459	Bluegreen Vacations Holding Corp. - Class A (a)	51,211
1,048	Boyd Gaming Corp. (a)(b)	68,717
729	Brinker International, Inc. (a)(b)	26,674
2,255	Callaway Golf Co. (a)	61,877
10,192	Carrols Restaurant Group, Inc.	30,168
2,494	Century Casinos, Inc. (a)	30,377
235	Choice Hotels International, Inc. (b)	36,658
1,016	Chuy's Holdings, Inc. (a)(b)	30,602
256	Cracker Barrel Old Country Store, Inc. (b)	32,932
754	Dave & Buster's Entertainment, Inc. (a)	28,954
5,046	Del Taco Restaurants, Inc.	62,823
422	Dine Brands Global, Inc.	31,992
1,638	El Pollo Loco Holdings, Inc. (a)	23,243
1,453	Everi Holdings, Inc. (a)	31,022
3,939	Fiesta Restaurant Group, Inc. (a)	43,368
4,379	Full House Resorts, Inc. (a)	53,030
732	Hilton Grand Vacations, Inc. (a)	38,145
3,100	International Game Technology Plc	89,621
564	Kura Sushi USA, Inc. - Class A (a)	45,594
503	Marriott Vacations Worldwide Corp. (b)	84,997
420	Nathan's Famous, Inc.	24,524
618	Papa John's International, Inc.	82,485
1,491	Penn National Gaming, Inc. (a)	77,308
4,613	PlayAGS, Inc. (a)	31,322
623	RCI Hospitality Holdings, Inc.	48,519
1,994	Red Robin Gourmet Burgers, Inc. (a)	32,961
710	Red Rock Resorts, Inc. - Class A	39,057
1,474	Ruth's Hospitality Group, Inc. (a)	29,333
1,433	Scientific Games Corp. - Class A (a)	95,767
571	SeaWorld Entertainment, Inc. (a)	37,035
16,049	Target Hospitality Corp. (a)	57,134
413	Texas Roadhouse, Inc.	36,873
3,028	The ONE Group Hospitality, Inc. (a)	38,183
1,114	The Wendy's Co. (b)	26,569
559	Travel + Leisure Co.	30,896
226	Vail Resorts, Inc. (b)	74,105
614	Wingstop, Inc. (b)	106,099
409	Wyndham Hotels & Resorts Inc.	36,667
		1,961,897
	Household Durables - 2.23%
3,035	Bassett Furniture Industries, Inc.	50,897
1,900	Beazer Homes USA, Inc. (a)	44,118
8,173	Casper Sleep, Inc. (a)	54,596
114	Cavco Industries, Inc. (a)	36,212
692	Century Communities, Inc.	56,599
2,485	Ethan Allen Interiors, Inc.	65,331
6,318	GoPro, Inc. - Class A (a)(b)	65,139
2,156	Green Brick Partners, Inc. (a)	65,391
1,654	Hamilton Beach Brands Holding Co. - Class A	23,751
358	Helen of Troy, Ltd. - ADR (a)	87,520
317	Hovnanian Enterprises, Inc. - Class A (a)	40,351
549	Installed Building Products, Inc.	76,706
689	iRobot Corp. (a)	45,391
1,230	KB Home	55,018
5,380	Landsea Homes Corp. (a)	39,382
1,701	La-Z-Boy, Inc. (b)	61,763
716	Leggett & Platt, Inc. (b)	29,471
346	LGI Homes, Inc. (a)(b)	53,450
3,627	Lifetime Brands, Inc.	57,923
1,726	Lovesac Co. (a)(b)	114,365
840	M/I Homes, Inc. (a)	52,231
563	Meritage Homes Corp. (a)	68,720
686	Mohawk Industries, Inc. (a)	124,975
4,029	Newell Rubbermaid, Inc.	87,993
3,355	PulteGroup, Inc.	191,772
2,913	Purple Innovation, Inc. (a)	38,656
1,203	Skyline Champion Corp. (a)	95,013
1,136	Snap One Holdings Corp. (a)	23,947
2,721	Sonos, Inc. (a)(b)	81,086
1,783	Taylor Morrison Home Corp. - Class A (a)	62,334
3,330	Tempur Sealy International, Inc.	156,610
1,872	Toll Brothers, Inc.	135,514
329	TopBuild Corp. (a)(b)	90,774
1,833	Traeger, Inc. (a)	22,289
2,754	TRI Pointe Group, Inc. (a)	76,809
4,591	Tupperware Brands Corp. (a)(b)	70,196
2,153	Turtle Beach Corp. (a)(b)	47,926
846	Universal Electronics, Inc. (a)	34,475
1,937	Weber, Inc. - Class A (b)	25,045
		2,609,739
	Household Products - 0.24%
537	Central Garden & Pet Co. (a)	28,262
890	Central Garden & Pet Co. - Class A (a)	42,587
999	Spectrum Brands Holdings, Inc.	101,618
438	WD-40 Co. (b)	107,152
		279,619
	Independent Power and Renewable Electricity Producers - 0.46%
2,339	Clearway Energy, Inc. - Class A	78,310
2,378	Clearway Energy, Inc. - Class C	85,679
5,168	NRG Energy, Inc.	222,637
6,567	Vistra Energy Corp.	149,531
		536,157
	Industrial Conglomerates - 0.21%
535	Carlisle Companies, Inc.	132,744
388	Otter Tail Corp.	27,711
8	Seaboard Corp.	31,480
232	Standex International Corp.	25,673
2,129	Tredegar Corp.	25,165
		242,773
	Insurance - 2.83%
129	Alleghany Corp. (a)	86,119
2,136	American Equity Investment Life Holding Co.	83,133
1,363	American Financial Group, Inc.	187,167
318	American National Group, Inc.	60,051
619	AMERISAFE, Inc.	33,321
619	Argo Group International Holdings, Ltd. - ADR	35,970
629	Assurant, Inc.	98,036
1,105	Assured Guaranty, Ltd. - ADR	55,471
2,099	Athene Holding, Ltd. - Class A - ADR (a)	174,910
536	Axis Capital Holdings, Ltd. - ADR	29,196
459	Brighthouse Financial, Inc. (a)	23,776
3,370	Brown & Brown, Inc.	236,844
1,532	CNO Financial Group, Inc.	36,523
3,215	Crawford & Co. - Class A	24,080
2,200	Donegal Group, Inc. - Class A	31,438
662	Employers Holdings, Inc.	27,394
320	Enstar Group Ltd. - ADR (a)	79,229
419	Erie Indemnity Co. - Class A (b)	80,724
402	Everest Re Group, Ltd. - ADR	110,116
2,057	First American Financial Corp.	160,919
6,765	Genworth Financial, Inc. (a)	27,398
969	Globe Life, Inc.	90,815
221	Goosehead Insurance, Inc. - Class A (b)	28,748
3,853	Greenlight Capital RE, Ltd. - ADR (a)	30,207
424	HCI Group, Inc. (b)	35,421
600	Horace Mann Educators Corp.	23,220
184	Investors Title Co.	36,276
826	Kemper Corp.	48,561
338	Kinsale Capital Group, Inc. (b)	80,407
9,940	Maiden Holdings, Ltd. - ADR (a)	30,416
3,926	MBIA, Inc. (a)	61,992
895	Mercury General Corp.	47,489
132	National Western Life Group, Inc. - Class A	28,306
5,897	Old Republic International Corp.	144,948
626	Primerica, Inc.	95,947
946	ProAssurance Corp.	23,934
476	Reinsurance Group of America, Inc.	52,117
354	RenaissanceRe Holdings, Ltd. - ADR	59,943
389	RLI Corp.	43,607
338	Safety Insurance Group, Inc.	28,740
885	Selective Insurance Group, Inc.	72,517
5,049	SiriusPoint, Ltd. - ADR (a)	41,048
865	Stewart Information Services Corp.	68,966
633	The Hanover Insurance Group, Inc.	82,961
4,162	Tiptree, Inc. - Class A	57,560
2,820	Trean Insurance Group, Inc. (a)	25,126
1,326	Universal Insurance Holdings, Inc.	22,542
2,048	Unum Group	50,319
1,822	W.R. Berkley Corp.	150,115
57	White Mountains Insurance Group, Ltd. - ADR	57,792
		3,301,855
	Interactive Media & Services - 0.32%
2,121	Cargurus, Inc. (a)	71,351
4,373	Cars.com, Inc. (a)(b)	70,362
1,970	EverQuote, Inc. - Class A (a)	30,850
1,795	MediaAlpha, Inc. - Class A (a)	27,715
1,981	QuinStreet, Inc. (a)	36,034
18,058	TrueCar, Inc. (a)	61,397
1,972	Yelp, Inc. - Class A (a)	71,465
		369,174
	Internet & Direct Marketing Retail - 0.63%
3,202	1-800-Flowers.com, Inc. - Class A (a)(b)	74,831
2,503	aka Brands Holding Corp. (a)	23,153
4,468	CarParts.com, Inc. (a)	50,042
4,411	Duluth Holdings, Inc. - Class B (a)	66,959
1,645	Groupon, Inc. (a)(b)	38,098
2,840	Lands' End, Inc. (a)(b)	55,749
2,046	Lulu's Fashion Lounge Holdings, Inc. (a)	20,931
1,348	PetMed Express, Inc.	34,050
2,422	Porch Group, Inc. (a)(b)	37,759
3,884	Quotient Technology, Inc. (a)	28,819
5,663	Qurate Retail, Inc. - Series A (b)	43,039
1,390	Revolve Group, Inc. (a)	77,896
931	Shutterstock, Inc.	103,229
2,511	Stitch Fix, Inc. - Class A (a)	47,508
685	Xometry, Inc. - Class A (a)	35,106
		737,169
	Internet Software & Services - 0.09%
6,885	Benefitfocus, Inc. (a)	73,394
1,558	Liquidity Services, Inc. (a)	34,401
		107,795
	IT Services - 2.94%
1,375	Alliance Data Systems Corp.	91,534
2,210	Amdocs, Ltd. - ADR	165,396
1,286	Black Knight, Inc. (a)	106,597
239	BM Technologies, Inc. (a)	2,201
2,269	Booz Allen Hamilton Holding Corp. - Class A	192,388
7,603	Brightcove, Inc. (a)	77,703
529	CACI International, Inc. - Class A (a)	142,412
1,526	Cass Information Systems, Inc.	60,002
1,007	Concentrix Corp.	179,870
15,110	Conduent, Inc. (a)	80,687
1,962	CSG Systems International, Inc.	113,050
3,911	DXC Technology Co. (a)	125,895
639	Euronet Worldwide, Inc. (a)	76,150
1,046	EVERTEC, Inc. - ADR	52,279
745	ExlService Holdings, Inc. (a)	107,854
3,389	Genpact, Ltd. - ADR	179,888
2,713	Gogo, Inc. (a)	36,707
1,738	Grid Dynamics Holdings, Inc. (a)	65,992
1,156	HireQuest, Inc.	23,305
2,765	I3 Verticals, Inc. - Class A (a)	63,014
4,501	IBEX Holdings Ltd. - ADR (a)	58,018
3,511	International Money Express, Inc. (a)(b)	56,036
483	LiveRamp Holdings, Inc. (a)	23,160
316	ManTech International Corp. - Class A	23,046
1,551	Maximus, Inc.	123,568
4,475	MoneyGram International, Inc. (a)	35,308
571	MongoDB, Inc. (a)	302,259
12,135	Paysafe Ltd. - ADR (a)(b)	47,448
1,704	Perficient, Inc. (a)(b)	220,310
2,388	Priority Technology Holdings, Inc. (a)	16,907
5,236	Rackspace Technology, Inc. (a)	70,529
1,939	Repay Holdings Corp. (a)	35,426
458	Science Applications International Corp.	38,284
447	Shift4 Payments, Inc. - Class A (a)(b)	25,895
4,781	SolarWinds Corp.	67,842
1,314	Switch, Inc. - Class A	37,633
4,254	The Hackett Group, Inc.	87,335
4,937	The Western Union Co. (b)	88,076
840	TTEC Holdings, Inc.	76,062
1,545	Verra Mobility Corp. (a)	23,839
217	WEX, Inc. (a)	30,465
		3,430,370
	Leisure Products - 1.36%
1,131	Acushnet Holdings Corp.	60,033
1,470	American Outdoor Brands, Inc. (a)	29,297
4,208	AMMO, Inc. (a)(b)	22,934
1,380	Brunswick Corp.	139,007
1,230	Clarus Corp. (b)	34,096
1,820	Escalade, Inc.	28,738
1,750	Hayward Holdings, Inc. (a)	45,902
509	Johnson Outdoors, Inc. - Class A	47,688
1,372	Latham Group, Inc. (a)	34,341
633	Malibu Boats, Inc. - Class A (a)	43,506
2,765	Marine Products Corp.	34,563
2,894	MasterCraft Boat Holdings, Inc. (a)	81,987
5,930	Mattel, Inc. (a)(b)	127,851
7,391	Nautilus, Inc. (a)(b)	45,307
1,002	Polaris Industries, Inc. (b)	110,130
611	Pool Corp.	345,826
3,842	Smith & Wesson Brands, Inc.	68,388
1,535	Solo Brands, Inc. (a)(b)	23,992
635	Sturm, Ruger & Co., Inc.	43,193
2,090	Vista Outdoor, Inc. (a)	96,286
1,459	YETI Holdings, Inc. (a)(b)	120,849
		1,583,914
	Life Sciences Tools & Services - 1.53%
936	10X Genomics, Inc. - Class A (a)(b)	139,427
6,412	Avantor, Inc. (a)	270,202
7,567	Bionano Genomics, Inc. (a)	22,625
485	Bio-Techne Corp.	250,910
1,583	Bruker Corp.	132,830
614	Charles River Laboratories International, Inc. (a)	231,343
6,109	ChromaDex Corp. (a)	22,848
750	Codexis, Inc. (a)	23,452
22,010	Harvard Bioscience, Inc. (a)	155,170
1,536	Inotiv, Inc. (a)	64,619
521	Maravai LifeSciences Holdings, Inc. (a)	21,830
517	Medpace holdings, Inc. (a)	112,520
2,954	QIAGEN NV - ADR (a)	164,183
1,706	Syneos Health, Inc. (a)	175,172
		1,787,131
	Machinery - 2.93%
1,016	AGCO Corp.	117,876
225	Alamo Group, Inc.	33,116
409	Albany International Corp. - Class A (b)	36,176
977	Allison Transmission Holdings, Inc.	35,514
1,361	Altra Industrial Motion Corp.	70,187
506	Astec Industries, Inc.	35,051
525	Badger Meter, Inc.	55,944
583	Barnes Group, Inc.	27,162
423	Chart Industries, Inc. (a)(b)	67,464
1,504	Colfax Corp. (a)(b)	69,139
617	Columbus McKinnon Corp. (b)	28,542
636	Crane Co.	64,700
1,705	Donaldson Co., Inc.	101,038
2,190	Energy Recovery, Inc. (a)	47,063
320	EnPro Industries, Inc.	35,222
272	ESCO Technologies, Inc.	24,477
1,477	Evoqua Water Technologies Corp. (a)	69,050
753	Federal Signal Corp.	32,635
1,122	Flowserve Corp. (b)	34,333
2,422	Gates Industrial Corp Plc - ADR (a)	38,534
519	Gorman Rupp Co.	23,122
2,320	Graco, Inc.	187,038
417	Helios Technologies, Inc.	43,856
640	ITT, Inc.	65,402
449	John Bean Technologies Corp.	68,949
241	Kadant, Inc.	55,546
646	Kennametal, Inc.	23,198
781	Lincoln Electric Holdings, Inc.	108,926
154	Lindsay Corp.	23,408
1,818	Mayville Engineering Co., Inc. (a)	27,106
1,403	Meritor, Inc. (a)(b)	34,766
719	Miller Industries, Inc.	24,015
1,298	Mueller Industries, Inc.	77,049
1,838	Mueller Water Products, Inc. - Class A	26,467
662	Nordson Corp.	168,989
577	Omega Flex, Inc.	73,250
905	Oshkosh Corp.	102,003
2,170	Pentair Plc - ADR	158,475
2,677	REV Group, Inc. (b)	37,880
888	Snap-on, Inc. (b)	191,257
414	SPX Corp. (a)	24,708
586	SPX FLOW, Inc.	50,677
591	Tennant Co.	47,895
1,521	Terex Corp.	66,848
2,224	The Manitowoc Co., Inc. (a)	41,344
475	The Middleby Corp. (a)(b)	93,461
1,187	The Shyft Group Inc	58,317
859	The Timken Co.	59,520
1,609	The Toro Co.	160,755
4,128	Titan International, Inc. (a)	45,243
1,035	TriMas Corp.	38,295
250	Valmont Industries, Inc.	62,625
510	Watts Water Technologies, Inc. - Class A	99,027
1,368	Welbilt, Inc. (a)	32,517
		3,425,157
	Marine - 0.23%
3,394	Costamere, Inc. - ADR	42,934
703	Eagle Bulk Shipping, Inc. - ADR	31,986
1,879	Genco Shipping & Trading, Ltd. - ADR	30,064
604	Kirby Corp. (a)(b)	35,890
734	Matson, Inc. (b)	66,082
9,051	Safe Bulkers, Inc. - ADR (a)	34,122
2,752	SFL Corp., Ltd. - ADR	22,429
		263,507
	Media - 1.20%
2,902	Advantage Solutions, Inc. (a)	23,274
954	AMC Networks, Inc. - Class A (a)(b)	32,856
12,915	Audacy, Inc. (a)	33,191
6,900	Clear Channel Outdoor Holdings, Inc. (a)	22,839
7,233	Entravision Communications Corp. - Class A	49,040
11,663	Fluent, Inc. (a)	23,209
2,271	Gray Television, Inc.	45,783
4,138	Hemisphere Media Group, Inc. (a)	30,083
2,219	iHeartMedia, Inc. - Class A (a)	46,688
870	John Wiley & Sons, Inc. - Class A (b)	49,825
2,853	Liberty Latin America Ltd. - Class A - ADR (a)	33,266
2,759	Liberty Latin America, Ltd. - Class C - ADR (a)	31,453
393	Liberty Media Group - Class A (a)	23,321
5,686	News Corp. - Class A	126,855
2,667	News Corp. - Class B	60,007
609	Nexstar Media Group, Inc. - Class A	91,947
892	Scholastic Corp.	35,644
1,227	Sinclair Broadcast Group, Inc. - Class A (b)	32,430
726	TechTarget, Inc. (a)	69,449
3,522	TEGNA, Inc.	65,368
2,882	The E.W. Scripps Co. - Class A (a)(b)	55,767
4,912	The Interpublic Group of Companies, Inc.	183,954
2,099	The New York Times Co. - Class A	101,382
1,475	Thryv Holdings, Inc. (a)(b)	60,667
856	Value Line, Inc.	40,078
1,312	WideOpenWest, Inc. (a)	28,234
		1,396,610
	Metals & Mining - 1.21%
2,495	Alcoa Corp. (b)	148,652
5,160	Cleveland-Cliffs, Inc. (a)(b)	112,333
1,823	Commercial Metals Co.	66,157
1,797	Constellium SE - ADR (a)	32,184
503	Gibraltar Industries, Inc. (a)	33,540
693	Haynes International, Inc.	27,949
5,106	Hecla Mining Co.	26,653
262	Kaiser Aluminum Corp.	24,612
305	Materion Corp.	28,042
2,390	Olympic Steel, Inc. (b)	56,165
1,139	Reliance Steel & Aluminum Co.	184,769
4,713	Ryerson Holding Corp.	122,774
1,101	Schnitzer Steel Industries, Inc. - Class A	57,164
3,172	Steel Dynamics, Inc.	196,886
6,980	SunCoke Energy, Inc.	45,998
4,206	TimkenSteel Corp. (a)(b)	69,399
4,353	United States Steel Corp.	103,645
1,872	Warrior Met Coal, Inc.	48,129
483	Worthington Industries, Inc. (b)	26,401
		1,411,452
	Multiline Retail - 0.68%
1,391	Big Lots, Inc. (b)	62,664
1,060	Dillard's, Inc. - Class A (b)	259,721
3,351	Kohl's Corp.	165,506
8,172	Macy's, Inc. (b)	213,943
2,677	Nordstrom, Inc. (a)(b)	60,554
645	Ollie's Bargain Outlet Holdings, Inc. (a)(b)	33,018
		795,406
	Multi-Utilities - 0.22%
740	Avista Corp. (b)	31,442
480	Black Hills Corp. (b)	33,874
3,698	MDU Resources Group, Inc.	114,046
3,013	NiSource, Inc.	83,189
		262,551
	Oil, Gas & Consumable Fuels - 2.45%
2,633	Aemetis, Inc. (a)	32,386
346	Altus Midstream Co. - Class A (b)	21,213
5,389	Amyris, Inc. (a)(b)	29,155
2,675	Antero Midstream Corp.	25,894
4,620	Antero Resources Corp. (a)	80,850
4,756	APA Corp.	127,889
377	Arch Resources, Inc.	34,428
4,684	Berry Corp.	39,439
1,116	Brigham Minerals, Inc. - Class A	23,536
4,308	Cabot Oil & Gas Corp.	81,852
715	California Resources Corp.	30,538
728	Callon Petroleum Co. (a)(b)	34,398
9,317	Centennial Resource Development, Inc. (a)	55,716
839	Centrus Energy Corp. (a)	41,875
175	Chesapeake Utilities Corp.	25,517
465	Civitas Resources, Inc.	22,771
2,335	CNX Resources Corp. (a)(b)	32,106
2,661	Comstock Resources, Inc. (a)	21,528
1,996	CONSOL Energy, Inc. (a)	45,329
832	Continental Resources, Inc. (b)	37,240
1,489	Delek US Holdings, Inc (a)	22,320
592	Denbury, Inc. (a)	45,341
6,843	Devon Energy Corp.	301,434
1,980	Diamondback Energy, Inc.	213,543
2,527	Dorian LPG, Ltd. - ADR	32,068
3,214	Earthstone Energy, Inc. - Class A (a)	35,161
4,962	Energy Fuels, Inc. - ADR (a)	37,860
3,648	Equitrans Midstream Corp.	37,720
4,982	Falcon Minerals Corp.	24,262
759	Green Plains, Inc. (a)(b)	26,383
721	HollyFrontier Corp.	23,634
436	Laredo Petroleum, Inc. (a)(b)	26,217
2,740	Magnolia Oil & Gas Corp. - Class A (b)	51,704
9,310	Marathon Oil Corp.	152,870
1,467	Matador Resources Co.	54,162
2,021	Murphy Oil Corp. (b)	52,768
1,224	Northern Oil and Gas, Inc. (b)	25,190
277	Oasis Petroleum, Inc. (b)	34,899
3,264	OVINTIV, Inc.	109,997
2,757	PBF Energy, Inc. - Class A (a)	35,758
1,282	PDC Energy, Inc.	62,536
3,067	Peabody Energy Corp. (a)	30,885
3,105	Range Resources Corp. (a)(b)	55,362
861	Ranger Oil Corp. (a)	23,178
2,236	SM Energy Co. (b)	65,917
8,310	Southwestern Energy Co. (a)(b)	38,725
2,447	Talos Energy, Inc. (a)	23,981
2,631	Targa Resources Corp.	137,443
8,927	Teekay Corp. - ADR (a)	28,031
8,338	Tellurian, Inc. (a)(b)	25,681
51	Texas Pacific Land Corp.	63,692
11,410	Uranium Energy Corp. (a)	38,224
781	Whiting Petroleum Corp. (a)	50,515
1,111	World Fuel Services Corp.	29,408
		2,860,529
	Paper & Forest Products - 0.39%
1,624	Boise Cascade Co. (b)	115,629
1,153	Clearwater Paper Corp. (a)(b)	42,281
2,153	Glatfelter Corp. (b)	37,032
2,655	Louisiana-Pacific Corp.	208,019
805	Schweitzer-Mauduit International, Inc.	24,069
1,120	Verso Corp. - Class A	30,262
		457,292
	Personal Products - 0.70%
1,684	BellRing Brands, Inc. - Class A (a)(b)	48,045
3,902	Coty, Inc. - Class A (a)	40,971
994	Edgewell Personal Care Co. (b)	45,436
1,795	elf Beauty, Inc. (a)	59,612
2,012	Herbalife Nutrition, Ltd. - ADR (a)(b)	82,351
537	Inter Parfums, Inc.	57,405
546	Medifast, Inc.	114,349
4,728	Nature's Sunshine Products, Inc.	87,468
1,975	Nu Skin Enterprises, Inc. - Class A (b)	100,231
3,010	Revlon, Inc. - Class A (a)	34,133
3,013	The Honest Co., Inc. (a)	24,375
4,065	Thorne HealthTech, Inc. (a)	25,244
929	USANA Health Sciences, Inc. (a)(b)	94,015
		813,635
	Pharmaceuticals - 1.65%
16,529	Amneal Pharmaceuticals, Inc. (a)	79,174
3,857	Amphastar Pharmaceuticals, Inc. (a)(b)	89,830
1,249	ANI Pharmaceuticals, Inc. (a)	57,554
670	Arvinas, Inc. (a)	55,034
9,253	Atea Pharmaceuticals, Inc. (a)	82,722
28,837	BioDelivery Sciences International, Inc. (a)	89,395
1,791	Cara Therapeutics, Inc. (a)	21,814
1,356	Catalent, Inc. (a)	173,609
4,933	Collegium Pharmaceutical, Inc. (a)(b)	92,148
5,510	Corcept Therapeutics, Inc. (a)	109,098
29,020	Endo International Plc - ADR (a)	109,115
1,663	EyePoint Pharmaceuticals, Inc. (a)	20,355
1,098	Harmony Biosciences Holdings, Inc. (a)	46,819
7,266	Innoviva, Inc. (a)(b)	125,338
1,645	Intersect ENT, Inc. (a)	44,925
571	Intra-Cellular Therapies, Inc. (a)	29,886
2,288	IVERIC Bio, Inc. (a)(b)	38,255
1,114	Jazz Pharmaceuticals Plc - ADR (a)	141,924
2,864	KemPharm, Inc. (a)	24,945
2,178	Ligand Pharmaceuticals (a)(c)(d)(f)	1,633
1,536	Oramed Pharmaceuticals, Inc. (a)(b)	21,935
676	Pacira Pharmaceuticals, Inc. (a)	40,675
2,246	Perrigo Co. Plc - ADR	87,369
1,570	Phibro Animal Health Corp. - Class A	32,059
1,992	Prestige Consumer Healthcare, Inc. (a)	120,815
14,034	SIGA Technologies, Inc. (a)(b)	105,536
2,950	Supernus Pharmaceuticals, Inc. (a)	86,022
		1,927,984
	Professional Services - 1.38%
965	ASGN, Inc. (a)	119,081
6,678	Atlas Technical Consultants, Inc. (a)(b)	56,229
732	CBIZ, Inc. (a)	28,636
422	CRA International, Inc.	39,398
379	Exponent, Inc.	44,241
540	Forrester Research, Inc. (a)	31,714
1,236	Franklin Covey Co. (a)	57,301
504	FTI Consulting, Inc. (a)	77,324
981	Heidrick & Struggles International, Inc.	42,899
648	Huron Consulting Group, Inc. (a)	32,335
520	ICF International, Inc.	53,326
705	Insperity, Inc.	83,267
1,821	Kelly Services, Inc. - Class A	30,538
1,318	Kforce, Inc.	99,140
660	Korn Ferry International	49,982
1,964	Legalzoom.com, Inc. (a)	31,561
903	ManpowerGroup, Inc.	87,889
4,857	Mistras Group, Inc. (a)	36,087
4,211	Nielsen Holdings Plc - ADR	86,368
3,696	Resources Connection, Inc.	65,937
2,013	Robert Half International, Inc.	224,490
349	TriNet Group, Inc. (a)	33,246
2,352	TrueBlue, Inc. (a)	65,080
2,231	Upwork, Inc. (a)	76,211
453	VSE Corp.	27,606
837	Willdan Group, Inc. (a)	29,462
		1,609,348
	Real Estate Management & Development - 0.64%
2,791	Cushman & Wakefield Plc - ADR (a)	62,072
2,380	eXp World Holdings, Inc.	80,182
767	Jones Lang LaSalle, Inc. (a)	206,584
1,593	Marcus & Millichap, Inc. (a)	81,976
5,774	Newmark Group, Inc. - Class A (b)	107,974
1,840	Opendoor Technologies, Inc. (a)	26,882
1,248	RE/MAX Holdings, Inc. - Class A	38,052
7,456	Realogy Holdings Corp. (a)	125,335
470	The St. Joe Co.	24,463
		753,520
	Road & Rail - 0.83%
71	AMERCO	51,562
1,081	ArcBest Corp. (b)	129,558
468	Avis Budget Group, Inc. (a)(b)	97,049
1,552	Covenant Transportation Group, Inc. (a)	41,019
5,512	Daseke, Inc. (a)	55,340
1,956	Knight-Swift Transportation Holdings, Inc. (b)	119,199
643	Landstar System, Inc.	115,110
1,532	PAM Transportation Services, Inc. (a)	108,787
1,183	Ryder System, Inc.	97,515
255	Saia, Inc. (a)	85,943
680	TuSimple Holdings, Inc. - Class A (a)	24,378
485	Werner Enterprises, Inc. (b)	23,115
1,920	Yellow Corp. (a)	24,173
		972,748
	Semiconductors & Semiconductor Equipment - 3.28%
514	Advanced Energy Industries, Inc. (b)	46,805
1,115	Allegro MicroSystems, Inc. (a)	40,341
2,097	Alpha & Omega Semiconductor, Ltd. - ADR (a)	126,994
346	Ambarella, Inc. - ADR (a)	70,200
4,307	Amkor Technology, Inc.	106,771
1,199	Axcelis Technologies, Inc. (a)	89,397
856	Brooks Automation, Inc.	88,262
561	CEVA, Inc. (a)	24,258
1,474	Cirrus Logic, Inc. (a)	135,638
347	CMC Materials, Inc. (b)	66,516
1,566	Cohu, Inc. (a)(b)	59,649
957	Diodes, Inc. (a)	105,088
1,707	Entegris, Inc.	236,556
663	First Solar, Inc. (a)(b)	57,787
1,653	FormFactor, Inc. (a)	75,575
1,415	Ichor Holdings, Ltd. - ADR (a)	65,132
728	Impinj, Inc. (a)	64,574
1,897	Kulicke & Soffa Industries, Inc. (b)	114,844
1,890	Lattice Semiconductor Corp. (a)	145,643
612	MACOM Technology Solutions Holdings, Inc. (a)	47,920
1,192	MaxLinear, Inc. - Class A (a)	89,865
830	MKS Instruments, Inc. (b)	144,561
759	Monolithic Power Systems, Inc.	374,438
7,724	NeoPhotonics Corp. (a)	118,718
6,726	ON Semiconductor Corp. (a)	456,830
1,115	Onto Innovation, Inc. (a)	112,872
4,972	Photronics, Inc. (a)	93,722
963	Power Integrations, Inc.	89,453
2,869	Rambus, Inc. (a)(b)	84,320
751	Semtech Corp. (a)	66,786
319	Silicon Laboratories, Inc. (a)(b)	65,848
333	SiTime Corp. (a)	97,416
1,665	SMART Global Holdings, Inc. - ADR (a)	118,198
1,734	Ultra Clean Holdings, Inc. (a)	99,462
1,626	Veeco Instruments, Inc. (a)(b)	46,292
		3,826,731
	Software - 5.73%
1,438	2U, Inc. (a)(b)	28,861
2,527	8x8, Inc. (a)(b)	42,353
7,306	A10 Networks, Inc.	121,133
2,670	ACI Worldwide, Inc. (a)(b)	92,649
1,402	Agilysys, Inc. (a)	62,333
959	Alarm.com Holdings, Inc. (a)	81,333
1,157	Altair Engineering, Inc. - Class A (a)	89,459
651	Alteryx, Inc. - Class A (a)	39,385
2,127	American Software, Inc. - Class A	55,664
1,821	Anaplan, Inc. (a)	83,493
601	Appfolio, Inc. - Class A (a)(b)	72,757
877	Appian Corp. (a)(b)	57,189
1,060	Asana, Inc. - Class A (a)	79,023
819	Aspen Technology, Inc. (a)	124,652
205	Avalara, Inc. (a)	26,468
4,488	Avaya Holdings Corp. (a)	88,862
1,022	Bentley Systems, Inc. - Class B (b)	49,393
621	Bill.com Holdings, Inc. (a)	154,722
699	Blackbaud, Inc. (a)(b)	55,207
916	Bottomline Technologies, Inc. (a)	51,726
3,537	Box, Inc. - Class A (a)(b)	92,634
1,363	CDK Global, Inc.	56,892
579	Cerence, Inc. (a)	44,375
717	Ceridian HCM Holding, Inc. (a)	74,898
6,151	ChannelAdvisor Corp. (a)	151,807
1,444	CommVault Systems, Inc. (a)	99,520
1,012	CoreCard Corp. (a)(b)	39,266
887	Datto Holding Corp. (a)(b)	23,372
1,736	Domo, Inc. - Class B (a)	86,106
6,270	Dropbox, Inc. - Class A (a)	153,866
1,863	Dynatrace, Inc. (a)	112,432
2,969	Ebix, Inc. (b)	90,258
5,611	eGain Corp. (a)	55,998
890	Elastic NV - ADR (a)	109,550
648	Envestnet, Inc. (a)(b)	51,412
896	ePlus, Inc. (a)	48,276
380	Fair Isaac Corp. (a)	164,795
723	Five9, Inc. (a)	99,282
352	Globant SA - ADR (a)	110,560
219	Guidewire Software, Inc. (a)	24,863
1,119	j2 Global, Inc. (a)(b)	124,052
918	Jack Henry & Associates, Inc. (b)	153,297
1,426	LivePerson, Inc. (a)(b)	50,937
1,389	Mandiant, Inc. (a)(b)	24,363
1,209	Manhattan Associates, Inc. (a)	187,987
1,068	Marathon Digital Holdings, Inc. (a)(b)	35,094
1,756	McAfee Corp. - Class A	45,287
128	MicroStrategy, Inc. - Class A (a)	69,695
1,026	Mimecast, Ltd. - ADR (a)	81,639
4,010	Mitek Systems, Inc. (a)	71,177
1,181	Model N, Inc. (a)(b)	35,465
1,365	Momentive Global, Inc. (a)	28,870
2,046	N-able, Inc. (a)	22,711
804	New Relic, Inc. (a)(b)	88,408
7,478	NortonLifeLock, Inc.	194,278
3,180	Nuance Communications, Inc. (a)(b)	175,918
2,755	Nutanix, Inc. - Class A (a)	87,774
2,018	OneSpan, Inc. (a)	34,165
223	Paylocity Holding Corp. (a)	52,664
854	Pegasystems, Inc.	95,494
992	Ping Identity Holding Corp. (a)	22,697
1,970	Progress Software Corp.	95,092
1,250	PTC, Inc. (a)(b)	151,437
518	Qualys, Inc. (a)	71,080
1,025	Rapid7, Inc. (a)(b)	120,632
11,024	Rimini Street Inc. (a)	65,813
1,375	Riot Blockchain, Inc. (a)(b)	30,704
955	SailPoint Technologies Holding Inc. (a)(b)	46,165
1,100	Sapiens International Corp NV - ADR	37,895
3,315	SecureWorks Corp. - Class A (a)(b)	52,941
881	ShotSpotter, Inc. (a)	26,007
1,520	Smartsheet, Inc. - Class A (a)	117,724
4,618	Smith Micro Software, Inc. (a)	22,721
746	Sprout Social, Inc. - Class A (a)	67,655
762	SPS Commerce, Inc. (a)	108,471
1,362	Tenable Holdings, Inc. (a)	75,005
3,594	Upland Software, Inc. (a)	64,476
2,078	Varonis Systems, Inc. (a)	101,365
2,216	Verint Systems, Inc. (a)(b)	116,362
1,122	Workiva, Inc. (a)	146,410
5,761	Xperi Holding Corp.	108,940
2,651	Yext, Inc. (a)	26,298
1,446	Zendesk, Inc. (a)(b)	150,803
3,228	Zuora, Inc. - Class A (a)	60,299
		6,693,091
	Specialty Retail - 4.57%
3,108	Abercrombie & Fitch Co. - Class A (a)(b)	108,252
2,430	Academy Sports & Outdoors, Inc. (a)(b)	106,677
3,165	American Eagle Outfitters, Inc. (b)	80,138
773	America's Car-Mart, Inc. (a)	79,155
4,610	Arko Corp. (a)	40,430
461	Asbury Automotive Group, Inc. (a)	79,629
1,252	AutoNation, Inc. (a)	146,296
4,120	Barnes & Noble Education, Inc. (a)	28,057
4,674	Bed Bath & Beyond, Inc. (a)(b)	68,147
2,949	Big 5 Sporting Goods Corp. (b)	56,060
758	Boot Barn Holdings, Inc. (a)(b)	93,272
4,189	Caleres, Inc.	95,006
1,566	Camping World Holdings, Inc. - Class A	63,266
11,206	CarLotz, Inc. (a)	25,438
9,781	Chico's FAS, Inc. (a)(b)	52,622
2,170	Citi Trends, Inc. (a)(b)	205,607
2,272	Conn's, Inc. (a)(b)	53,437
2,632	Designer Brands, Inc. - Class A (a)(b)	37,401
1,401	Dick's Sporting Goods, Inc. (b)	161,101
663	Five Below, Inc. (a)	137,168
1,241	Floor & Decor Holdings, Inc. - Class A (a)	161,342
1,866	Foot Locker, Inc.	81,414
1,243	GameStop Corp. - Class A (a)(b)	184,449
1,394	Genesco, Inc. (a)(b)	89,453
478	Group 1 Automotive, Inc.	93,315
1,392	Guess?, Inc.	32,963
2,397	Haverty Furniture Cos., Inc. (b)	73,276
1,720	Hibbett Sports, Inc. (b)	123,720
2,843	JOANN, Inc. (b)	29,510
3,375	Kirkland's, Inc. (a)	50,389
2,290	Lazydays Holdings, Inc. (a)	49,327
2,865	Leslie's, Inc. (a)	67,786
425	Lithia Motors, Inc. - Class A (b)	126,204
4,222	Lumber Liquidators Holdings, Inc. (a)	72,070
1,827	MarineMax, Inc. (a)(b)	107,866
396	Monro, Inc.	23,075
544	Murphy USA, Inc. (b)	108,387
1,276	National Vision Holdings, Inc. (a)(b)	61,235
1,655	ODP Corp. (a)	65,008
666	Penske Automotive Group, Inc.	71,408
2,191	Petco Health & Wellness Co., Inc. (a)	43,360
2,384	Rent-A-Center, Inc. (b)	114,527
288	REX American Resources Corp. (a)(b)	27,648
315	RH (a)(b)	168,821
3,682	Sally Beauty Holdings, Inc. (a)(b)	67,970
7,078	Shift Technologies, Inc. (a)	24,136
2,422	Shoe Carnival, Inc. (b)	94,652
2,149	Signet Jewelers, Ltd. - ADR	187,027
1,009	Sleep Number Corp. (a)(b)	77,289
1,067	Sonic Automotive, Inc. - Class A (b)	52,763
6,041	Sportsman's Warehouse Holdings, Inc. (a)	71,284
2,925	The Aaron's Co., Inc.	72,101
1,628	The Buckle, Inc. (b)	68,881
3,293	The Cato Corp. - Class A (b)	56,508
982	The Children's Place, Inc. (a)(b)	77,863
6,889	The Container Store Group, Inc. (a)	68,752
4,116	The Gap, Inc. (b)	72,647
4,339	Tilly's, Inc. - Class A	69,901
2,318	Torrid Holdings, Inc. (a)	22,902
1,085	TravelCenters of America, Inc. (a)	56,008
1,209	Urban Outfitters, Inc. (a)(b)	35,496
1,426	Williams Sonoma, Inc. (b)	241,179
278	Winmark Corp.	69,025
2,120	Zumiez, Inc. (a)(b)	101,739
		5,331,835
	Technology Hardware, Storage & Peripherals - 1.04%
3,313	3D Systems Corp. (a)(b)	71,362
4,908	Avid Technology, Inc. (a)(b)	159,853
1,343	Corsair Gaming, Inc. (a)(b)	28,216
8,939	MetaMaterials, Inc. (a)(b)	21,990
3,469	NCR Corp. (a)	139,454
3,840	Pure Storage, Inc. - Class A (a)	124,992
11,461	Quantum Corp. (a)	63,265
915	Super Micro Computer, Inc. (a)	40,214
1,256	Synaptics, Inc. (a)(b)	363,625
3,443	Teradata Corp. (a)(b)	146,224
2,301	Xerox Holdings Corp. (b)	52,095
		1,211,290
	Textiles, Apparel & Luxury Goods - 2.03%
2,902	Capri Holdings, Ltd. - ADR (a)	188,369
737	Carter's, Inc.	74,599
846	Columbia Sportswear Co.	82,434
2,014	Crocs, Inc. (a)	258,235
585	Deckers Outdoor Corp. (a)	214,291
6,323	Fossil Group, Inc. (a)(b)	65,064
2,482	G-III Apparel Group, Ltd. (a)	68,603
4,585	Hanesbrands, Inc. (b)	76,661
1,733	Kontoor Brands, Inc.	88,816
2,221	Movado Group, Inc.	92,904
749	Oxford Industries, Inc.	76,039
1,131	PLBY Group, Inc. (a)	30,130
1,173	PVH Corp.	125,100
793	Ralph Lauren Corp. - Class A (b)	94,256
830	Rocky Brands, Inc.	33,034
1,994	Skechers U.S.A., Inc. - Class A (a)(b)	86,540
1,662	Steven Madden, Ltd.	77,233
2,247	Superior Uniform Group, Inc.	49,299
5,202	Tapestry, Inc.	211,201
4,237	Under Armour, Inc. - Class A (a)	89,782
4,803	Under Armour, Inc. - Class C (a)	86,646
1,790	Unifi, Inc. (a)	41,439
213	UniFirst Corp.	44,815
6,057	Vera Bradley, Inc. (a)	51,545
2,333	Wolverine World Wide, Inc. (b)	67,214
		2,374,249
	Thrifts & Mortgage Finance - 1.45%
1,401	Axos Financial, Inc. (a)	78,330
1,240	Berkshire Hills Bancorp, Inc.	35,253
1,990	Bridgewater Bancshares, Inc. (a)	35,203
1,806	Columbia Financial, Inc. (a)	37,673
1,421	Essent Group, Ltd. - ADR	64,698
488	Federal Agricultural Mortgage Corp. - Class C	60,478
1,523	Flagstar Bancorp, Inc.	73,013
1,873	Flushing Financial Corp.	45,514
690	FS Bancorp, Inc.	23,205
189	Hingham Institution for Savings	79,357
850	Home Bancorp, Inc.	35,284
8,914	Home Point Capital, Inc.	40,113
953	HomeStreet, Inc.	49,556
1,757	Kearny Financial Corp.	23,280
1,602	Luther Burbank Corp.	22,492
1,339	Merchants Bancorp	63,375
4,983	MGIC Investment Corp.	71,855
2,471	Mr Cooper Group, Inc. (a)	102,818
4,931	New York Community Bancorp, Inc. (b)	60,208
1,752	NMI Holdings, Inc. - Class A (a)	38,281
1,957	Northfield Bancorp, Inc.	31,625
1,703	Northwest Bancshares, Inc.	24,115
1,458	PennyMac Financial Services, Inc.	101,739
1,781	People's United Financial, Inc.	31,737
738	Premier Financial Corp.	22,812
1,937	Provident Bancorp, Inc.	36,028
1,422	Provident Financial Services, Inc.	34,441
2,772	Radian Group, Inc.	58,572
700	Southern Missouri Bancorp, Inc.	36,519
2,578	Velocity Financial, Inc. (a)	35,319
875	Walker & Dunlop, Inc.	132,020
880	Washington Federal, Inc.	29,374
2,042	Waterstone Financial, Inc.	44,638
685	WSFS Financial Corp.	34,332
		1,693,257
	Tobacco - 0.09%
634	Turning Point Brands, Inc.	23,953
752	Universal Corp.	41,300
3,407	Vector Group, Ltd. (b)	39,112
		104,365
	Trading Companies & Distributors - 2.01%
2,166	Alta Equipment Group, Inc. (a)	31,710
897	Applied Industrial Technologies, Inc.	92,122
1,387	Beacon Roofing Supply, Inc. (a)	79,544
1,602	BlueLinx Holdings, Inc. (a)	153,408
845	Core & Main, Inc. (a)	25,637
2,035	DXP Enterprises, Inc. (a)	52,238
330	GATX Corp.	34,383
1,962	Global Industrial Co.	80,246
2,276	GMS, Inc. (a)	136,810
1,102	H&E Equipment Services, Inc.	48,786
484	Herc Holdings, Inc.	75,770
611	Kaman Corp.	26,365
1,691	Karat Packaging, Inc. (a)	34,175
1,339	Lawson Products, Inc. (a)	73,310
4,114	MRC Global, Inc. (a)	28,304
844	MSC Industrial Direct Co., Inc. - Class A	70,947
6,286	NOW, Inc. (a)	53,682
1,262	Rush Enterprises, Inc. - Class A	70,218
882	Rush Enterprises, Inc. - Class B	47,602
941	SiteOne Landscape Supply, Inc. (a)	227,985
1,587	Textainer Group Holdings, Ltd. - ADR	56,672
1,940	Titan Machinery, Inc. (a)	65,359
650	Transcat, Inc. (a)	60,080
954	Triton International, Ltd. - ADR	57,459
3,269	Univar, Inc. (a)	92,676
2,368	Veritiv Corp. (a)	290,246
473	Watsco, Inc. - Class A	147,992
988	WESCO International, Inc. (a)	130,011
		2,343,737
	Water Utilities - 0.17%
244	American States Water Co. (b)	25,239
470	Artesian Resources Corp. - Class A	21,775
531	California Water Service Group	38,158
1,438	Essential Utilities, Inc. (b)	77,206
299	Middlesex Water Co. (b)	35,970
		198,348
	Wireless Telecommunication Services - 0.05%
1,576	Telephone & Data Systems, Inc.	31,757
716	United States Cellular Corp. (a)	22,568
		54,325
	Total Common Stocks (Cost $63,076,208)	103,962,862

	INVESTMENT COMPANIES - 3.62%
	Exchange Traded Funds - 3.62%
23,146	Vanguard Extended Market ETF (b)	4,232,477
	Total Investment Companies (Cost $3,641,851)	4,232,477

	REAL ESTATE INVESTMENT TRUSTS - 5.95%
	Real Estate Investment Trusts - 5.95%
2,287	Acadia Realty Trust (b)	49,925
10,088	AGNC Investment Corp. (b)	151,724
344	Agree Realty Corp. (b)	24,548
2,320	Alexander & Baldwin, Inc.	58,209
677	American Assets Trust, Inc.	25,408
924	American Campus Communities, Inc.	52,936
5,976	American Finance Trust, Inc. (b)	54,561
2,911	American Homes 4 Rent - Class A	126,949
1,306	Americold Realty Trust	42,824
1,067	Apartment Income REIT Corp.	58,333
6,603	Apartment Investment and Management Co. - Class A (a)	50,975
3,391	Apollo Commercial Real Estate Finance, Inc.	44,626
2,965	Apple Hospitality REIT, Inc. (b)	47,885
3,385	Arbor Realty Trust, Inc. (b)	62,013
2,207	Ares Commercial Real Estate Corp. (b)	32,090
2,472	Armada Hoffler Properties, Inc.	37,624
3,462	ARMOUR Residential REIT, Inc. (b)	33,962
847	Blackstone Mortgage Trust, Inc. - Class A (b)	25,935
11,688	Braemar Hotels & Resorts, Inc. (a)	59,609
3,238	Brandywine Realty Trust (b)	43,454
4,302	Brixmor Property Group, Inc.	109,314
1,826	Broadstone Net Lease, Inc.	45,321
815	Camden Property Trust	145,624
2,782	CatchMark Timber Trust, Inc. - Class A	24,231
358	Centerspace (b)	39,702
1,903	Chatham Lodging Trust (a)	26,109
6,445	Chimera Investment Corp.	97,191
1,759	City Office REIT, Inc.	34,687
2,455	Clipper Realty, Inc.	24,403
3,277	CoreCivic, Inc. (a)(b)	32,672
3,046	CorePoint Lodging, Inc. (a)	47,822
1,579	Corporate Office Properties Trust (b)	44,165
1,833	Cousins Properties, Inc. (b)	73,833
1,376	CubeSmart	78,308
813	CyrusOne, Inc.	72,942
5,770	DigitalBridge Group, Inc. (a)(b)	48,064
18,645	Diversified Healthcare Trust	57,613
1,349	Douglas Emmett, Inc.	45,192
3,808	Dynex Capital, Inc.	63,632
1,084	Easterly Government Properties, Inc. (b)	24,845
296	EastGroup Properties, Inc.	67,444
2,168	Ellington Financial, Inc.	37,051
5,645	Empire State Realty Trust, Inc. - Class A (b)	50,241
1,398	EPR Properties (b)	66,391
1,135	Equity LifeStyle Properties, Inc.	99,494
1,203	Essential Properties Realty Trust, Inc.	34,683
2,660	Farmland Partners, Inc.	31,787
507	Federal Realty Investment Trust (b)	69,114
851	First Industrial Realty Trust, Inc.	56,336
1,616	Franklin BSP Realty Trust, Inc.	24,143
8,957	Franklin Street Properties Corp.	53,294
1,257	Gaming and Leisure Properties, Inc.	61,166
1,216	Gladstone Commercial Corp.	31,336
1,311	Gladstone Land Corp.	44,259
1,307	Global Medical REIT, Inc.	23,199
1,555	Global Net Lease, Inc.	23,760
2,624	Granite Point Mortgage Trust, Inc.	30,727
1,967	Great Ajax Corp.	25,886
1,814	Healthcare Realty Trust, Inc.	57,395
1,509	Healthcare Trust of America, Inc. - Class A (b)	50,386
1,125	Highwoods Properties, Inc.	50,164
4,236	Host Hotels & Resorts, Inc. (a)	73,664
1,981	Hudson Pacific Properties, Inc. (b)	48,951
1,205	Independence Realty Trust, Inc.	31,125
1,317	Industrial Logistics Properties Trust	32,991
211	Innovative Industrial Properties, Inc.	55,474
2,001	Iron Mountain, Inc. (b)	104,712
1,610	iStar Financial, Inc. (b)	41,586
1,171	JBG SMITH Properties	33,619
1,015	Kennedy-Wilson Holdings, Inc.	24,238
1,528	Kilroy Realty Corp.	101,551
5,773	Kimco Realty Corp.	142,304
3,552	Kite Realty Group Trust	77,363
1,079	KKR Real Estate Finance Trust, Inc.	22,476
519	Lamar Advertising Co. - Class A	62,955
2,483	Lexington Realty Trust (b)	38,784
537	Life Storage, Inc.	82,258
4,313	Macerich Co. (b)	74,529
2,649	Mack-Cali Realty Corp. (a)	48,689
1,956	Medical Properties Trust, Inc. (b)	46,220
7,231	MFA Financial, Inc.	32,973
1,127	Monmouth Real Estate Investment Corp. - Class A	23,678
398	National Health Investors, Inc. (b)	22,873
1,218	National Retail Properties, Inc.	58,549
925	National Storage Affiliates Trust	64,010
1,276	NETSTREIT Corp.	29,220
3,851	New Residential Investment Corp.	41,244
11,133	New York Mortgage Trust, Inc.	41,415
394	NexPoint Residential Trust, Inc.	33,029
2,535	Office Properties Income Trust (b)	62,969
1,106	Omega Healthcare Investors, Inc. (b)	32,727
716	One Liberty Properties, Inc.	25,260
924	Outfront Media, Inc.	24,782
7,463	Paramount Group, Inc.	62,241
3,630	PennyMac Mortgage Investment Trust	62,908
1,052	Phillips Edison & Co, Inc.	34,758
1,431	Physicians Realty Trust (b)	26,946
2,901	Piedmont Office Realty Trust, Inc. - Class A	53,320
1,082	Plymouth Industrial REIT, Inc.	34,624
1,745	Postal Realty Trust, Inc. - Class A	34,551
1,302	PotlatchDeltic Corp.	78,406
1,320	Preferred Apartment Communities, Inc. - Class A	23,839
138	PS Business Parks, Inc.	25,415
842	Rayonier, Inc.	33,983
2,040	Ready Capital Corp.	31,885
4,507	Redwood Trust, Inc. (b)	59,447
1,819	Regency Centers Corp.	137,062
2,635	Retail Opportunity Investments Corp. (b)	51,646
1,034	Rexford Industrial Realty, Inc.	83,868
3,658	RPT Realty	48,944
2,930	Sabra Health Care REIT, Inc.	39,672
709	Saul Centers, Inc.	37,591
3,400	Service Properties Trust	29,886
2,624	SITE Centers Corp.	41,538
899	SL Green Realty Corp. (b)	64,458
1,424	Spirit Realty Capital, Inc.	68,623
1,064	STAG Industrial, Inc.	51,029
2,766	Starwood Property Trust, Inc.	67,214
1,797	STORE Capital Corp.	61,817
2,536	Summit Hotel Properties, Inc. (a)	24,751
3,216	Tanger Factory Outlet Centers, Inc.	62,004
463	Terreno Realty Corp.	39,489
11,390	The Geo Group, Inc. (a)(b)	88,273
2,435	TPG RE Finance Trust, Inc.	29,999
10,081	Two Harbors Investment Corp. (b)	58,167
1,460	UMH Properties, Inc.	39,902
2,538	Uniti Group, Inc.	35,557
1,406	Urban Edge Properties	26,714
1,582	Urstadt Biddle Properties, Inc. - Class A	33,697
5,078	VICI Properties, Inc. (b)	152,899
2,089	Vornado Realty Trust (b)	87,446
930	Washington Real Estate Investment Trust	24,041
6,037	Whitestone	61,155
	Total Real Estate Investment Trusts (Cost $5,994,502)	6,953,499

	SHORT TERM INVESTMENTS - 1.48%
	Money Market Funds - 1.48%
1,726,729	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04% (e)	1,726,729
	Total Short Term Investments (Cost $1,726,729)	1,726,729
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 20.70%
24,171,240	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.12% (e)	24,171,240
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $24,171,240)	24,171,240

	Total Investments (Cost $98,610,530) - 120.77%	141,046,807
	Liabilities in Excess of Other Assets - (20.77)%	(24,257,478)
	TOTAL NET ASSETS - 100.00%	$116,789,329

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	As of December 31, 2021, the Valuation Committee has fair valued this security. The value of these securities were $3,866, which represents less than 0.01% of total net assets.
(e)	Seven-day yield as of December 31, 2021.
(f)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $32,785, which represents less than 0.01% of total net assets.

Glossary of Terms
ADR -	American Depositary Receipt